Use of judgements and estimates	6 Months Ended
Jun. 30, 2026
Judgements And Estimates [Abstract]
Use of judgements and estimates	Use of judgements and estimates
The preparation of interim financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.
The significant judgements made by management in applying the Group's accounting policies and the key sources of estimation uncertainty were the same as those described in the consolidated last annual financial statements.
Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values are included in the following notes:
•Note 8 - Assets and liabilities held for sale and discontinued operations
•Note 13 - Intangible assets and Goodwill
•Note 18 - Financial Instruments
•Note 24 - Business Combination